Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2022
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Net Income (Expense) from Financial Operations

Note 27 – Net Income (Expense) from Financial Operations

This item includes the amount of changes in the fair value of financial instruments, except those attributable to interest accrued by applying the effective interest rate method, as well as the results obtained in the purchase and sale thereof.

Net income (expense) from financial operations in the Consolidated Statements of Income for the year is as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Trading instruments (securities)	7,612	(16,517)	23,696
Financial derivative contracts (trading)	205,828	77,172	40,714
Financial assets measured at fair value through profit and loss, showing separately those held for trading and those designated at initial recognition	(918)	—	—
Sale of loans and accounts receivable from customers (1)	4,734	12,132	6,476
Net gain on sale of financial instruments at fair value through other comprehensive income	(23,123)	(31,084)	58,092
Net result of ineffectiveness and discontinuation of hedge accounting	1,271	3,844	(19,890)
Others	5,437	10,363	1,799
Totals	200,841	55,910	110,887

(1)    See details Note 10, letter d.